Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	84 Months Ended	108 Months Ended	132 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000013191_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2010 Fund
C000013191_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000013191_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,858
C000013191_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,771
C000013191_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,605
C000013191_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,941
C000013191_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,791
C000013191_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,390
C000013191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,366
C000013191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,648
C000013191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,675
C000013191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,452
C000013191_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000013191_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013191_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,958
C000013191_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,697
C000013191_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,435
C000013191_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,968
C000013191_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,137
C000013191_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,245
C000013191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,325
C000013191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,630
C000013191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,665
C000013191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,492
C000013191_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013191_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013191_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013191_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013191_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013191_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013191_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013191_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013191_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013191_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013191_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013191_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000179003_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179003_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179003_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,359
C000179003_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,664
C000179003_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,535
C000179003_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,865
C000179003_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,855
C000179003_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,209
C000179003_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,142
C000179003_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,846
C000179003_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2010 Composite Index℠
C000179003_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179003_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,319
C000179003_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,800
C000179003_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,953
C000179003_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,855
C000179003_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,927
C000179003_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,300
C000179003_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,234
C000179003_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,980
C000179003_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179003_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179003_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179003_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179003_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179003_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179003_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179003_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179003_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179003_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000013196_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2035 Fund
C000013196_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013196_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,641
C000013196_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,192
C000013196_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,795
C000013196_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,032
C000013196_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,826
C000013196_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,939
C000013196_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,366
C000013196_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,162
C000013196_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,161
C000013196_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,230
C000013196_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000013196_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013196_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013196_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,214
C000013196_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,688
C000013196_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,324
C000013196_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,361
C000013196_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,850
C000013196_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,602
C000013196_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,281
C000013196_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,104
C000013196_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,342
C000013196_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013196_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013196_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013196_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013196_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013196_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013196_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013196_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013196_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013196_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013196_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013196_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000182211_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182211_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182211_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,960
C000182211_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,185
C000182211_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,001
C000182211_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,797
C000182211_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,345
C000182211_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,289
C000182211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,533
C000182211_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,590
C000182211_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2040 Composite Index℠
C000182211_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182211_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182211_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,454
C000182211_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182211_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182211_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,510
C000182211_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,290
C000182211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,231
C000182211_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,409
C000182211_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182211_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182211_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182211_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182211_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182211_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182211_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182211_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182211_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000212319_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212319_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212319_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,657
C000212319_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,672
C000212319_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,141
C000212319_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,247
C000212319_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,188
C000212319_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,104
C000212319_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212319_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212319_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212319_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212319_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212319_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212319_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212319_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212319_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212319_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212319_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212319_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212319_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212319_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212319_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212319_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000182228_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182228_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182228_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,965
C000182228_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,189
C000182228_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,997
C000182228_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,803
C000182228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,357
C000182228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,714
C000182228_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,775
C000182228_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2060 Composite Index℠
C000182228_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182228_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182228_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,454
C000182228_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182228_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182228_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182228_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182228_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182228_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182228_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182228_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182228_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182228_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182221_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182221_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182221_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,970
C000182221_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,184
C000182221_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,002
C000182221_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,807
C000182221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,351
C000182221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,707
C000182221_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,770
C000182221_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2045 Composite Index℠
C000182221_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182221_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182221_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,454
C000182221_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182221_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182221_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182221_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182221_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182221_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182221_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182221_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182221_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182221_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000101224_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2055 Fund
C000101224_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101224_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,631
C000101224_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,188
C000101224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,809
C000101224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,031
C000101224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,617
C000101224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,321
C000101224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,909
C000101224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,661
C000101224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,522
C000101224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,668
C000101224_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000101224_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101224_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000101224_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000101224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000101224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000101224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000101224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000101224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000101224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000101224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000101224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000101224_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000101224_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000101224_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000101224_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000101224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000101224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000101224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000101224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000101224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000101224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000101224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000101224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000144492_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2060 Fund
C000144492_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144492_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,633
C000144492_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,175
C000144492_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,796
C000144492_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,024
C000144492_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,618
C000144492_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,307
C000144492_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,894
C000144492_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,637
C000144492_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,499
C000144492_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,651
C000144492_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000144492_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144492_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000144492_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000144492_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000144492_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000144492_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000144492_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000144492_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000144492_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000144492_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000144492_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000144492_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000144492_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000144492_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000144492_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000144492_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000144492_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000144492_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000144492_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000144492_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000144492_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000144492_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000144492_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000179005_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179005_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179005_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,473
C000179005_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,758
C000179005_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,324
C000179005_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,696
C000179005_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,791
C000179005_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,920
C000179005_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,375
C000179005_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,131
C000179005_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2020 Composite Index℠
C000179005_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179005_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,434
C000179005_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,947
C000179005_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,774
C000179005_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,675
C000179005_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,912
C000179005_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,010
C000179005_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,403
C000179005_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,233
C000179005_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179005_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179005_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179005_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179005_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179005_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179005_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179005_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179005_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179005_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000179009_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179009_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179009_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,721
C000179009_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,922
C000179009_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,747
C000179009_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,379
C000179009_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,895
C000179009_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,845
C000179009_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,953
C000179009_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,935
C000179009_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2040 Composite Index℠
C000179009_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179009_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179009_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179009_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179009_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179009_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,164
C000179009_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,970
C000179009_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,849
C000179009_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,002
C000179009_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179009_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179009_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179009_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179009_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179009_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179009_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179009_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179009_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179009_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179008_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179008_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179008_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,709
C000179008_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,918
C000179008_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000179008_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,050
C000179008_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,425
C000179008_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,431
C000179008_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,972
C000179008_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,877
C000179008_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2035 Composite Index℠
C000179008_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179008_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,674
C000179008_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,209
C000179008_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,398
C000179008_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,017
C000179008_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,649
C000179008_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,538
C000179008_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,913
C000179008_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,954
C000179008_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179008_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179008_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179008_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179008_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179008_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179008_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179008_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179008_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179008_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000182210_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182210_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182210_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,950
C000182210_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,181
C000182210_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,165
C000182210_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,466
C000182210_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,868
C000182210_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,863
C000182210_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,517
C000182210_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,488
C000182210_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2035 Composite Index℠
C000182210_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182210_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,900
C000182210_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,446
C000182210_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,618
C000182210_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,334
C000182210_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,980
C000182210_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,845
C000182210_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,270
C000182210_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,334
C000182210_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182210_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182210_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182210_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182210_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182210_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182210_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182210_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182210_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182210_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000250725_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000250725_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250725_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,364
C000250725_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250725_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250725_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250725_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250725_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250725_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000182207_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182207_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182207_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,640
C000182207_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,938
C000182207_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,505
C000182207_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,956
C000182207_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,064
C000182207_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,190
C000182207_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,706
C000182207_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,503
C000182207_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2020 Composite Index℠
C000182207_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182207_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,586
C000182207_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,106
C000182207_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,931
C000182207_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,874
C000182207_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,115
C000182207_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,199
C000182207_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,613
C000182207_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,455
C000182207_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182207_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182207_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182207_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182207_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182207_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182207_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182207_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182207_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182207_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000179004_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179004_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179004_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,425
C000179004_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,718
C000179004_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,431
C000179004_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,295
C000179004_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,335
C000179004_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,588
C000179004_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,774
C000179004_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,507
C000179004_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2015 Composite Index℠
C000179004_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179004_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,386
C000179004_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,886
C000179004_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,871
C000179004_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,288
C000179004_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,442
C000179004_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,681
C000179004_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,841
C000179004_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,631
C000179004_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179004_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179004_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179004_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179004_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179004_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179004_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179004_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179004_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179004_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000250727_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000250727_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250727_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,353
C000250727_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250727_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250727_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250727_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250727_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250727_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000179006_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179006_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179006_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,518
C000179006_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,792
C000179006_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,241
C000179006_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,003
C000179006_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,149
C000179006_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,239
C000179006_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,937
C000179006_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,723
C000179006_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2025 Composite Index℠
C000179006_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179006_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,478
C000179006_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,999
C000179006_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,703
C000179006_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,980
C000179006_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,294
C000179006_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,326
C000179006_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,941
C000179006_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,808
C000179006_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179006_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179006_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179006_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179006_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179006_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179006_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179006_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179006_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179006_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000182209_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182209_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182209_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,835
C000182209_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,114
C000182209_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,389
C000182209_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,799
C000182209_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,042
C000182209_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,102
C000182209_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,193
C000182209_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,076
C000182209_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2030 Composite Index℠
C000182209_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182209_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,775
C000182209_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,326
C000182209_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,838
C000182209_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,695
C000182209_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,117
C000182209_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,094
C000182209_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,019
C000182209_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,966
C000182209_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182209_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182209_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182209_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182209_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182209_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182209_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182209_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182209_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182209_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000212318_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom® 2065 Fund
C000212318_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212318_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,640
C000212318_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,607
C000212318_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,049
C000212318_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,116
C000212318_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,987
C000212318_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,841
C000212318_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212318_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212318_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212318_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212318_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212318_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212318_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212318_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212318_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212318_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212318_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212318_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212318_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212318_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212318_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212318_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000179010_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179010_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,206
C000179010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,517
C000179010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,635
C000179010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,126
C000179010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,038
C000179010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,537
C000179010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,221
C000179010_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,864
C000179010_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Income Composite Index℠
C000179010_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,179
C000179010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,618
C000179010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,034
C000179010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,138
C000179010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,103
C000179010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,641
C000179010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,356
C000179010_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,040
C000179010_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179010_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179010_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000179014_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179014_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179014_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,719
C000179014_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,912
C000179014_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,748
C000179014_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,379
C000179014_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,894
C000179014_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,855
C000179014_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,120
C000179014_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,111
C000179014_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2060 Composite Index℠
C000179014_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179014_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179014_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179014_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179014_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179014_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179014_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179014_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179014_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179014_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179014_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179014_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179014_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179014_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179014_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179014_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179014_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179014_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179014_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000013193_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2020 Fund
C000013193_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013193_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,790
C000013193_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,923
C000013193_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,017
C000013193_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,336
C000013193_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,824
C000013193_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,674
C000013193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,778
C000013193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,776
C000013193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,418
C000013193_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,275
C000013193_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000013193_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013193_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,902
C000013193_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,877
C000013193_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,854
C000013193_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,436
C000013193_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,240
C000013193_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,536
C000013193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,805
C000013193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,780
C000013193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,363
C000013193_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,306
C000013193_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013193_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013193_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013193_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013193_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013193_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013193_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013193_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013193_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013193_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013193_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013193_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000212320_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000212320_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212320_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,645
C000212320_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,636
C000212320_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,086
C000212320_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,172
C000212320_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,072
C000212320_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,942
C000212320_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212320_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212320_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212320_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212320_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212320_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212320_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212320_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212320_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212320_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212320_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212320_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212320_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212320_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212320_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212320_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000182226_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182226_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,970
C000182226_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,187
C000182226_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,801
C000182226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,355
C000182226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,305
C000182226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,711
C000182226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,771
C000182226_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2055 Composite Index℠
C000182226_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182226_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,454
C000182226_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182226_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182226_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182226_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182226_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182226_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182226_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182205_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182205_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182205_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,489
C000182205_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,799
C000182205_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,675
C000182205_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,049
C000182205_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,046
C000182205_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,397
C000182205_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,377
C000182205_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,112
C000182205_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2010 Composite Index℠
C000182205_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182205_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,435
C000182205_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,921
C000182205_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,075
C000182205_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,999
C000182205_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,072
C000182205_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,438
C000182205_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,382
C000182205_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,137
C000182205_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182205_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182205_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182205_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182205_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182205_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182205_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182205_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182205_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182205_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000013198_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Income Fund
C000013198_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013198_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,955
C000013198_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,568
C000013198_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,082
C000013198_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,423
C000013198_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,543
C000013198_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,150
C000013198_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,050
C000013198_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,504
C000013198_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,235
C000013198_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,925
C000013198_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000013198_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013198_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,040
C000013198_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,457
C000013198_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000013198_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,381
C000013198_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,827
C000013198_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,010
C000013198_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,972
C000013198_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,477
C000013198_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,243
C000013198_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,977
C000013198_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013198_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013198_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013198_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013198_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013198_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013198_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013198_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013198_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013198_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013198_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013198_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000179011_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179011_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179011_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,721
C000179011_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,918
C000179011_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,745
C000179011_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,383
C000179011_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,893
C000179011_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,855
C000179011_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,127
C000179011_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,105
C000179011_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2045 Composite Index℠
C000179011_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179011_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179011_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179011_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179011_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179011_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179011_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179011_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179011_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179011_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179011_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179011_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179011_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179011_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179011_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179011_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179011_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179011_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179011_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000182208_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182208_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182208_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,702
C000182208_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,995
C000182208_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,442
C000182208_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,296
C000182208_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,466
C000182208_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,546
C000182208_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,312
C000182208_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,137
C000182208_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2025 Composite Index℠
C000182208_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182208_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,643
C000182208_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,173
C000182208_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,873
C000182208_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,201
C000182208_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,520
C000182208_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,537
C000182208_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,177
C000182208_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,058
C000182208_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182208_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182208_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182208_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182208_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182208_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182208_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182208_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182208_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182208_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000013195_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2030 Fund
C000013195_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013195_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,683
C000013195_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,094
C000013195_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,512
C000013195_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,802
C000013195_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,945
C000013195_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,979
C000013195_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,218
C000013195_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,106
C000013195_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,450
C000013195_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,399
C000013195_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000013195_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013195_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,799
C000013195_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,095
C000013195_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,380
C000013195_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,012
C000013195_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,452
C000013195_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,883
C000013195_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,368
C000013195_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,192
C000013195_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,404
C000013195_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,492
C000013195_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013195_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013195_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013195_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013195_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013195_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013195_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013195_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013195_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013195_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013195_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013195_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000179007_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179007_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179007_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,624
C000179007_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,879
C000179007_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,164
C000179007_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,453
C000179007_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,672
C000179007_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,743
C000179007_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,747
C000179007_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,568
C000179007_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2030 Composite Index℠
C000179007_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179007_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,577
C000179007_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,117
C000179007_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,639
C000179007_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,425
C000179007_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,839
C000179007_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,834
C000179007_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,724
C000179007_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,654
C000179007_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179007_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179007_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179007_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179007_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179007_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179007_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179007_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179007_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179007_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000013197_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2040 Fund
C000013197_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013197_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,638
C000013197_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,193
C000013197_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,818
C000013197_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,047
C000013197_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,638
C000013197_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,340
C000013197_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,916
C000013197_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,651
C000013197_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,341
C000013197_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,487
C000013197_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000013197_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013197_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000013197_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000013197_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000013197_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000013197_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000013197_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000013197_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,230
C000013197_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,810
C000013197_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,235
C000013197_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,607
C000013197_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013197_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013197_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013197_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013197_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013197_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013197_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013197_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013197_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013197_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013197_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013197_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000179013_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179013_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179013_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,726
C000179013_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,923
C000179013_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,754
C000179013_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,382
C000179013_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,895
C000179013_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,857
C000179013_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,134
C000179013_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,124
C000179013_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2055 Composite Index℠
C000179013_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179013_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179013_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179013_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179013_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179013_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179013_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179013_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179013_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179013_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179013_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179013_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179013_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179013_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179013_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179013_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179013_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179013_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179013_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000182212_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182212_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182212_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,286
C000182212_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,611
C000182212_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,736
C000182212_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,237
C000182212_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,158
C000182212_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,660
C000182212_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,373
C000182212_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,050
C000182212_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Income Composite Index℠
C000182212_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182212_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,250
C000182212_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,692
C000182212_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,111
C000182212_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,223
C000182212_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,187
C000182212_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,722
C000182212_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,442
C000182212_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,131
C000182212_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182212_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182212_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182212_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182212_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182212_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182212_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182212_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182212_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182212_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000013194_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2025 Fund
C000013194_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013194_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,750
C000013194_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,964
C000013194_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,149
C000013194_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,457
C000013194_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,813
C000013194_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,133
C000013194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,293
C000013194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,226
C000013194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,176
C000013194_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,058
C000013194_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000013194_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013194_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,868
C000013194_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,938
C000013194_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,007
C000013194_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,605
C000013194_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,266
C000013194_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,021
C000013194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,381
C000013194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,271
C000013194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,122
C000013194_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,116
C000013194_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013194_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013194_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000013194_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000013194_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000013194_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000013194_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000013194_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000013194_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000013194_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000013194_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000013194_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000033048_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2045 Fund
C000033048_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033048_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,641
C000033048_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,191
C000033048_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,812
C000033048_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,032
C000033048_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,625
C000033048_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,327
C000033048_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,912
C000033048_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,662
C000033048_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,538
C000033048_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,686
C000033048_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000033048_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033048_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033048_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033048_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033048_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033048_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033048_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033048_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033048_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033048_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033048_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033048_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000033048_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033048_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033048_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033048_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033048_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033048_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033048_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033048_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033048_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033048_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033048_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000250726_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom® 2070 Fund
C000250726_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250726_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,335
C000250726_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250726_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250726_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250726_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250726_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250726_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000179012_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179012_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179012_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,718
C000179012_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,913
C000179012_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,750
C000179012_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,384
C000179012_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,885
C000179012_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,848
C000179012_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,127
C000179012_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,116
C000179012_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2050 Composite Index℠
C000179012_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179012_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179012_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179012_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179012_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179012_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179012_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179012_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179012_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179012_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179012_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179012_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179012_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179012_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179012_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179012_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179012_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179012_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179012_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000033049_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2050 Fund
C000033049_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033049_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,635
C000033049_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,187
C000033049_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,819
C000033049_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,040
C000033049_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,631
C000033049_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,333
C000033049_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,920
C000033049_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,672
C000033049_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,542
C000033049_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,690
C000033049_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000033049_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033049_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,754
C000033049_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,218
C000033049_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,713
C000033049_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,341
C000033049_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,169
C000033049_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,254
C000033049_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,234
C000033049_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,821
C000033049_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,411
C000033049_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,813
C000033049_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000033049_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000033049_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,178
C000033049_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,926
C000033049_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,595
C000033049_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,886
C000033049_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,847
C000033049_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,650
C000033049_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,038
C000033049_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,103
C000033049_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,006
C000033049_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,482
C000182206_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182206_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182206_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,580
C000182206_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,884
C000182206_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,599
C000182206_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000182206_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,580
C000182206_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,822
C000182206_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,054
C000182206_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,833
C000182206_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2015 Composite Index℠
C000182206_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182206_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,523
C000182206_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,030
C000182206_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,014
C000182206_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,463
C000182206_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,619
C000182206_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,849
C000182206_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,024
C000182206_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,823
C000182206_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182206_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182206_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182206_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182206_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182206_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182206_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182206_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182206_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182206_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000013192_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2015 Fund
C000013192_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013192_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,817
C000013192_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,861
C000013192_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,854
C000013192_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,179
C000013192_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,838
C000013192_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,087
C000013192_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,116
C000013192_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,262
C000013192_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,599
C000013192_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,417
C000013192_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000013192_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013192_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,925
C000013192_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,807
C000013192_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,684
C000013192_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,247
C000013192_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,229
C000013192_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,948
C000013192_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,121
C000013192_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,266
C000013192_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,571
C000013192_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,459
C000013192_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013192_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000013192_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,196
C000013192_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,241
C000013192_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,364
C000013192_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,829
C000013192_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,796
C000013192_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,880
C000013192_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000013192_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,842
C000013192_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,026
C000013192_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,564
C000182222_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182222_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182222_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,965
C000182222_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,179
C000182222_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,006
C000182222_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,807
C000182222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,348
C000182222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,311
C000182222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,710
C000182222_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,772
C000182222_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2050 Composite Index℠
C000182222_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182222_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182222_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,454
C000182222_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182222_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182222_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182222_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182222_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182222_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182222_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182222_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182222_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,558
C000182222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182222_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 26,342